Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Payroll Payable	$135,599	$119,928
Other payable	55,046	139,720
Warranty Liabilities	31,602	—
Total accounts payable	$222,247	$259,648